Contingent liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities
33.
Contingent liabilities

The Group is involved in a number of claims pending with various courts, or otherwise unresolved as at December 31, 2025. These claims are mainly related to alleged copyright infringement with an aggregate amount of damages sought of approximately RMB187 million. Adverse results in these claims may include awards of damages and may also result in, or even compel a change in the Company’s business practices, which could impact the Company’s future financial results materially.

The Group had made certain accruals in “Accounts payable” in the consolidated balance sheet as at December 31, 2025 and recognized related costs as expenses for the year ended December 31, 2025. The losses accrued include judgments handed down by the court and out-of-court settlements after December 31, 2025, but related to cases arising on or before December 31, 2025. All these amounts were not material. The Group is in the process of appealing in certain cases. However, the ultimate timing and outcome of pending litigation is inherently uncertain. The Company is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Company does not believe that, as at December 31, 2025, there was at least a reasonable possibility that the Company may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. Although management considers the likelihood of a material loss for all pending claims, both asserted and unasserted, to be remote, if one or more of these legal matters were resolved against the Company in the same reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements of a particular reporting period could be materially adversely affected.